Assets and liabilities held for sale - Summary of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets Held For Sale [line items]
Goodwill	£ 7,018	£ 6,982	£ 6,811
Property, plant and equipment	9,322	9,227	£ 9,020
Lease liabilities	(830)	(1,102)
Liabilities relating to assets held for sale	(139)	0
Assets held for sale
Assets Held For Sale [line items]
Goodwill	30	0
Property, plant and equipment	239	3
Other assets	31	0
Assets held for sale	300	3
Lease liabilities	(139)	0
Liabilities relating to assets held for sale	£ (139)	£ 0